WARRANTS (Details Narrative) - USD ($)			1 Months Ended
	Feb. 12, 2019	Nov. 21, 2018	Mar. 05, 2021
Warrants [Member]
Exercise price of warrants			$ 5.00
Senior Subordinated Notes First Tranche [Member]
Exercise price of warrants		$ 5.63	$ 3.50
Debt Instrument, Convertible, Beneficial Conversion Feature		$ 523,326	$ 780,128
Senior Subordinated Notes First Tranche [Member] | Warrants [Member]
Exercise price of warrants		$ 7.65	$ 5.00
Debt Instrument, Convertible, Beneficial Conversion Feature		$ 171,121
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used		Black Scholes Model
Number of common shares called by warrants		22,935	120,000
Share Price		$ 8.55	$ 4.66
Strike price		$ 7.65	$ 5.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		5 years	5 years
Five year treasury constant maturity rate		2.33%	169.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		253.00%	0.382%
Dividend yield		0.00%	0.00%
Fair value of each warrant		$ 8.51	$ 369,671
Fair value of warrant in aggregate		$ 195,271	$ 524,904
Senior Subordinated Notes Second Tranche [Member]
Exercise price of warrants	$ 3.7125
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 403,689
Senior Subordinated Notes Second Tranche [Member] | Warrants [Member]
Exercise price of warrants	$ 6.00
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 121,320
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used	Black Scholes Model
Number of common shares called by warrants	28,110
Share Price	$ 4.95
Strike price	$ 6.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years
Five year treasury constant maturity rate	2.34%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	173.00%
Dividend yield	0.00%
Fair value of each warrant	$ 5.25
Fair value of warrant in aggregate	$ 147,580